Related-Party Transactions	9 Months Ended
Sep. 30, 2015
Related Party Transactions [Abstract]
Related-Party Transactions

NOTE 5 – RELATED-PARTY TRANSACTIONS

Pursuant to a loan agreement dated December 31, 2012 with The Breast Foundation, a related party, the Company receives and repays advances under the loan agreement. The loan bears no interest and is due on demand on or before December 21, 2022. The balance as of September 30, 2015 and December 31, 2014 are $37,300 and $46,100, respectively.